RELATED PARTY TRANSACTIONS (Details)			0 Months Ended		12 Months Ended																				12 Months Ended			1 Months Ended		12 Months Ended							18 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	May 31, 2012 PE Shanghai Taomee item	Jun. 30, 2009 PE Shanghai Taomee item	Dec. 31, 2014 PE Shanghai Taomee USD ($)	Dec. 31, 2013 PE Shanghai Taomee USD ($)	Dec. 31, 2012 PE Shanghai Taomee USD ($)	Dec. 31, 2014 Taiwan Taomee, related party Shanghai Shengran USD ($) item	Dec. 31, 2013 Taiwan Taomee, related party Shanghai Shengran USD ($) item	Dec. 31, 2012 Taiwan Taomee, related party Shanghai Shengran item	Dec. 31, 2014 Taiwan Taomee, related party Shanghai Shengran Online Business USD ($)	Dec. 31, 2013 Taiwan Taomee, related party Shanghai Shengran Online Business USD ($)	Dec. 31, 2012 Taiwan Taomee, related party Shanghai Shengran Online Business USD ($)	Dec. 31, 2014 Taiwan Taomee, related party Shanghai Shengran Offline Business USD ($)	Dec. 31, 2013 Taiwan Taomee, related party Shanghai Shengran Offline Business USD ($)	Dec. 31, 2012 Taiwan Taomee, related party Shanghai Shengran Offline Business USD ($)	Dec. 31, 2014 Shenzhen Taole Shanghai Taomee USD ($)	Dec. 31, 2013 Shenzhen Taole Shanghai Taomee USD ($)	Dec. 31, 2012 Shenzhen Taole Shanghai Taomee USD ($)	Nov. 30, 2011 Qiming Funds USD ($)	Dec. 31, 2014 Chuangyou Online Business USD ($)	Dec. 31, 2013 Chuangyou Online Business USD ($)	Dec. 31, 2014 Chuangyou Offline Business USD ($)	Dec. 31, 2013 Chuangyou Offline Business USD ($)	Dec. 31, 2014 Chuangyou Shanghai Taomee USD ($)	Dec. 31, 2013 Chuangyou Shanghai Taomee USD ($)	Dec. 31, 2012 Chuangyou Shanghai Taomee USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran USD ($)	Nov. 30, 2012 Chuangyou Shanghai Shengran CNY	Dec. 31, 2014 Enlight Media Shanghai Animation USD ($)	Dec. 31, 2014 Enlight Media Shanghai Animation CNY	Dec. 31, 2013 Enlight Media Shanghai Animation USD ($)	Dec. 31, 2013 Enlight Media Shanghai Animation CNY	Dec. 31, 2014 Shanghai Weiju Guangdong Taomee USD ($)	Dec. 31, 2014 Shanghai Weiju Guangdong Taomee CNY	Dec. 31, 2013 Shanghai Weiju Guangdong Taomee CNY	Dec. 31, 2014 Shanghai Weiju Guangdong Taomee USD ($) item	Dec. 31, 2014 Shanghai Weiju Guangdong Taomee CNY item
Related party transactions
Number of agreements			2	2																																	4	4
Royalties paid to related parties					$ 121,230	$ 193,559	$ 203,444										$ 889	$ 6,067	$ 8,969						$ 10,329	$ 9,787	$ 0
Licensing fee paid to related parties					0	0	200,000																		0	50,000	150,000
Amount due to related parties	422,019	369,983			4,700	18,857		298,146	347,026								0	1,594		52,989	10,651	2,506	14,708	0						63,090	386,050		0	30,724	188,000	0	30,724	188,000
Number of additional online games licensed								1	3	2
Revenues generated from related parties											442,902	767,267	127,644	99,536	130,808	175,500														1,919,608	11,746,083	2,169,865	13,299,454
Amounts due from related parties	2,592,450	2,242,382						19,140	72,517																					2,573,310	15,746,083	2,169,865	13,299,454
Interest-free loan provided by related party																												76,366	480,000
Aggregate consideration																																		100,000	700,000		100,000	700,000
Service fees paid to related parties																																		77,137	472,000	0
Film investment received from related party																														$ 653,702	4,000,000	$ 639,669	3,900,000